Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8 — INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2025	2024
	US$	US$
Land use rights	4,833,247	4,630,496
Less: accumulated amortization	(334,261)	(198,093)
Intangible assets, net	4,498,986	4,432,403

Amortization expense for the years ended December 31, 2025, 2024 and 2023 was $124,047, $101,315 and $100,689, respectively.

As of December 31, 2025 and 2024, land use rights totaling $ 3,766,943 and $3,918,126 were pledged as collaterals to secure the Company’s bank loan from Bank of Rizhao, Rural Commercial Bank of Shandong, Bank of Beijing, Bank of Weifang and Agricultural Bank of China (see Note 10).

During the years ended December 31, 2025, 2024 and 2023, the Company did not recognize any impairment losses on its intangible assets.

During the year ended December 31, 2023, the Company disposed of portions of its manufacturing buildings (see Note 7). In connection with this transaction, a parcel of land use right was sold, resulting in cash proceeds of $738,437. As a result, land use right with a cost of $865,720 and related accumulated amortization of $243,160 was derecognized from the intangible assets. This transaction resulted in a net gain of $115,877.

In 2023, the Company acquired two parcels of land use rights for total consideration of $559,893. The land was reserved for future development.

Amortization of intangible assets attributable to future periods as of December 31, 2025 is as follows:

Twelve months ended	Amortization amount
US$
2026	103,747
2027	103,747
2028	103,747
2029	103,747
2030	103,747
Thereafter	3,980,251
Total	4,498,986